Hatteras Disciplined Opportunity Fund
Hatteras Disciplined Opportunity Fund
Investment Objective
The Hatteras Disciplined Opportunity Fund (the “Fund”) seeks to consistently outperform the broader equity market on a risk-adjusted basis in both rising and declining markets.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund’s Class A shares.  More information about these and other discounts is available from your financial professional and in the “How to Purchase Shares” section on page 26 and the “Purchase, Redemption and Pricing of Shares” section on page 26 of the Statement of Additional Information (“SAI”).

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Hatteras Disciplined Opportunity Fund	Class A		Institutional Class
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.75%		none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption price, whichever is less)	1.00%	[1]	none
[1]	Purchases of $1 million and more held less than 18 months may be subject to a contingent deferred sales charge of up to 1.00%.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Hatteras Disciplined Opportunity Fund		Class A	Institutional Class
Management Fees		1.25%	1.25%
Distribution and/or Service (12b-1) Fees		0.25%	none
Other Expenses	[1]	0.49%	0.49%
Total Annual Fund Operating Expenses		1.99%	1.74%
[1]	Other Expenses are estimated for the current fiscal year.

Example
This Example is intended to help you compare the cost of investing in Fund shares with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Fund shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example Hatteras Disciplined Opportunity Fund (USD $)	1 Year	3 Years
Class A	667	1,070
Institutional Class	177	548

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.

Principal Investment Strategies
The Fund seeks to achieve its investment objective principally by:

•	Buying call options on the S&P 500® Composite Stock Price Index (the “S&P 500 Index”) to create broad market exposure, and

•	buying and writing (selling) additional call and put options on the index to enhance market returns and reduce market losses.

The Sub-Advisor, as defined below, employs a proprietary “Planned Return Strategy” (“PRS”) to select Fund investments.  PRS is based on the Sub-Advisor’s work in Behavioral Finance and is designed to consistently outperform the S&P 500® on a risk-adjusted basis in both rising and declining markets. The Fund is classified as non-diversified.  A non-diversified investment company may invest in the securities of fewer issuers at any one time than diversified funds.

The Acertus Planned Return Strategy

PRS is implemented through the purchase of a rolling series of tranches of call and put options, each delivering a formulaic return over its term.  The rolling series of tranches and formulaic tranche returns are explained further below.

Rolling Series of Tranches

The Fund generally invests in a series of 12 rolling “tranches” of call and put options, with each tranche having approximately a 12-month term. In other words, at any given time, the Fund will generally have one tranche with options expiring in approximately one month, a second tranche expiring in approximately two months, and so on, up to a twelfth tranche expiring in approximately twelve months. Each month, a previously purchased tranche’s options will generally expire, be exercised or be sold at or near their expiration, and the proceeds generally are used to purchase (or roll into) a new tranche of options expiring in approximately twelve months.

The rolling nature of the tranches creates diversification of investment time period and market level compared to the risk of buying or selling investments at any one time.

The Fund expects that its assets will generally be invested evenly across the tranches, such that the average time to expiration of the Fund’s options will be approximately six months.

Formulaic Tranche Returns

Options purchase decisions are made based upon a targeted formulaic return for each tranche over its term. The formula is determined by the Sub Advisor’s analysis of historic market movements and the likelihood of delivering an attractive risk-adjusted rate of return in different market conditions. The formula dictates a desired level of downside protection and an enhanced market return multiple with the price of options determining the maximum return that a tranche can deliver over its term. Each tranche is intended to be held until the expiration date of its options. Effectively, the formulaic structure amounts to (a) giving up a potential higher return in exchange for return enhancement up to the maximum return and (b) buying limited downside protection at the cost of steeper losses if the index declines past the specified limit.

For example, a given tranche may be constructed by purchasing a call option on the S&P 500 Index to gain market exposure, along with buying and writing (selling) put options on the index to protect against a 10% decline in the S&P 500 Index (“downside protection”), with a loss of 1.15 times any index decline beyond 10%. In addition, call options may be purchased or written (sold) on the index to double the index’s gains up to a maximum return of 12% with no additional gains beyond 12%.

During periods of high volatility, which may coincide with market lows, options pricing may allow for a greater level of maximum return for a given level of downside protection. During periods of low volatility, which may coincide with market highs, market pricing may support lower maximum returns while maintaining the desired level of downside protection. Therefore, the tranches may allow for higher maximum returns from market lows while maintaining downside protection at market highs.

The Fund generally intends to utilize FLexible EXchange® Options (“FLEX Options”), which are customized option contracts available through the Chicago Board Options Exchange that are guaranteed for settlement by the OCC. FLEX Options provide investors with the ability to customize exercise prices and expiration dates, while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of over-the-counter (“OTC”) options positions.

From time to time, the Fund may hold a portion of its assets in cash or invest them in liquid, short-term investments, including U.S. government obligations, certificates of deposit, commercial paper, other investment companies, money market instruments or other securities.

Tranches of options only deliver their formulaic return if held until their expiration. Fund performance will equal the value and time weighted average of the individual market valuations for each of the options in all of the tranches held for the intended period, plus the performance of any cash or other securities held in the account, less management fees and other costs.

Principal Risks of Investing in the Fund
Losing all or a portion of your investment is a risk of investing in the Fund. The following additional risks could affect the value of your investment:

•
Derivative Securities Risk: The Fund may invest in derivative securities. These are financial instruments that derive their performance from the performance of an underlying asset or index. Derivatives can be volatile and involve various types and degrees of risks, depending upon the characteristics of a particular derivative. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in a derivative could have a large potential impact on the performance of the Fund. The Fund could experience a loss if derivatives do not perform as anticipated, or are not correlated with the performance of other investments which they are used to hedge or if the Fund is unable to liquidate a position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives.

•	Management Risk: The Fund’s success will depend on the management of the Sub-Advisor (as defined below) and on the skill and acumen of the Sub-Advisor’s personnel.

•
Market Risk: The value of equity securities and other investments owned by the Fund may decline, at times sharply and unpredictably, because of economic changes or other events in the U.S. or abroad that affect individual issuers, sectors or large portions of the market.

•
New Fund Risk: The Fund is a recently-formed entity with limited or no operating history upon which prospective investors may evaluate its future performance.  As such, there can be no assurances that the Fund will be able to implement its investment strategy or achieve its investment objective.

•
Non-Diversification Risk. The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic, political or other occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

•
Options Risk: The Fund may invest in options. Options transactions may be effected on securities exchanges or in the OTC market. When options are purchased over-the-counter, the Fund bears the risk that the counter-party that wrote the option will be unable or unwilling to perform its obligations under the option contract. Such options may also be illiquid, and in such cases, the Fund may have difficulty closing out its option positions. Options are also subject to the Derivative Securities Risk described above.

Performance
When the Fund has been in operation for a full calendar year, performance information will be shown here that shows changes in the Fund’s performance from year to year and how the Fund’s average annual returns compare with those of a broad measure of market performance. Past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.hatterasfunds.com or by calling the Fund toll-free at 1-877-569-2382.